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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________________


 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Strome Investment Management, L.P.
Address: 100 Wilshire Blvd., Suite 1750
         Santa Monica, CA  90401

Form 13F File Number: 28 - 04963

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francine Salas
Title: Operations Supervisor
Phone: (310) 752-1426

Signature, Place, and Date of Signing:

    /s/ Francine Salas             Santa Monica, CA          November 13, 2008
---------------------------   --------------------------   --------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: $0
                                        ---------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      13F File No.      Name

01       28-4168           Mark Strome

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                           FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------------  ----------- --------- -------- ------------------ ----------- -------- ------------------------
                                                                                                                VOTING AUTHORITY
                                      TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER   ------------------------
          NAME OF ISSUER                CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION*   MGRS     SOLE  SHARED   NONE
-----------------------------------  ----------- --------- -------- --------- --- ---- ----------- -------- ------- ------ ---------

                                       3